Basis of presentation and accounting policies - Aeropuertos Argentina 2000 S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Non-current assets	$ 2,994,314	$ 2,885,658
Current assets	626,317	519,993
Total assets	3,620,631	3,405,651
Non-current liabilities	2,004,736	2,047,811
Current liabilities	842,287	552,554
Total liabilities	2,847,023	2,600,365
Equity	773,608	805,286	$ 1,198,614	$ 1,222,697
Revenue	706,913	607,356	1,558,640
Gross (loss) / profit	84,532	(46,227)	420,215
Operating (loss) / income	6,460	(163,698)	223,635
Financial results	(96,500)	(206,331)	(207,023)
Share of income in associates	(629)	(1,667)	(1,416)
Income tax	69,111	(14,295)	17,079
Net (loss) / income	(180,976)	(361,893)	(5,820)
Other comprehensive loss for the year	138,722	(33,293)	(25,020)
Total comprehensive income / (loss) for the year	(42,254)	(395,186)	$ (30,840)
Aeropuertos Argentina 2000 S.A.("AA2000")
Disclosure of subsidiaries [line items]
Non-current assets	1,387,949	1,163,738
Current assets	230,607	143,638
Total assets	1,618,556	1,307,376
Non-current liabilities	684,043	509,114
Current liabilities	279,138	268,403
Total liabilities	963,181	777,517
Equity	655,375	529,859
Revenue	362,128	348,904
Gross (loss) / profit	37,846	(23,616)
Operating (loss) / income	(6,949)	(57,447)
Financial results	61,322	(84,231)
Income tax	(54,396)	51,493
Net (loss) / income	(23)	(90,185)
Other comprehensive loss for the year	125,333	(19,832)
Total comprehensive income / (loss) for the year	125,310	(110,017)
Dividends paid		578
Increase/(decrease) in cash
Provided by / (Used in) operating activities	62,937	61,760
(Used in) / Provided by investing activities	11,516	(21,926)
Provided by /(Used in) financing activities	$ 31,455	$ (3,325)